Finance income and expense	12 Months Ended
Dec. 31, 2018
Finance income and expense
Finance income and expense

3 Finance income and expense

	2018	2017	2016
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	10	8	8
Returns on short-term deposits	86	62	35
Fair value gains on debt and interest rate swaps	–	4	–
Net exchange gains	–	–	8
Discount unwind on other long-term assets	6	10	16
Interest on tax receivables	36	29	–
Total	138	113	67
Finance expense
Interest on debt and commercial paper	(673)	(612)	(565)
Interest on overdrafts, finance leases and other financing costs	(68)	(52)	(52)
Net interest on post-employment defined benefit plan net liabilities (Note 21)	(52)	(49)	(63)
Net exchange losses	(51)	(148)	–
Discount unwind on contingent consideration arising from business combinations (Note 19)	(416)	(402)	(497)
Discount unwind on other long-term liabilities	(154)	(245)	(190)
Fair value losses on debt and interest rate swaps	(2)	–	(17)
Interest on tax payables	(3)	–	–
Total	(1,419)	(1,508)	(1,384)
Net finance expense	(1,281)	(1,395)	(1,317)

Financial instruments

Included within finance income and expense are the following net gains and losses on financial instruments:

	2018	2017	2016
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(11)	8	(14)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(28)	(35)	(21)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	96	52	74
Interest on debt, overdrafts, finance leases and commercial paper held at amortised cost	(619)	(559)	(553)

Fair value losses of $13m (2017: $9m; 2016: $29m) on interest rate fair value hedging instruments and $10m fair value gains (2017: $9m; 2016: $30m) on the related hedged items have been included within interest and changes in carrying values of debt designated as hedged items, net of derivatives. All fair value hedge relationships were effective during the year.

Fair value losses of $13m (2017: $10m; 2016: $12m) on derivatives related to debt instruments designated at fair value through profit or loss and $13m fair value gains (2017: $3m; 2016: $9m) on debt instruments designated at fair value through profit or loss have been included within interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives. Ineffectiveness on the net investment hedge taken to profit was $nil (2017: $nil; 2016: $nil).